Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 264,207	$ (55,927)	$ 99,804
Change in foreign currency translation:
Foreign currency translation adjustments	(49,881)	60,079	62,514
Reclassification of losses to net income	118	0	0
Total foreign currency translation adjustments	(49,763)	60,079	62,514
Change in unrealized gain (loss) on cash flow hedges:
Unrealized gain (loss) on cash flow hedges	8,351	(594)	4,059
Reclassification of gain to net income	(5,218)	(244)	(640)
Total change in unrealized gain (loss) on cash flow hedges	3,133	(838)	3,419
Unrealized gain on hedge of net investment in foreign operation	0	0	1,861
Unrealized gain (loss) on available-for-sale securities	8,772	(3,046)	2,845
Unrealized (loss) gain on defined benefit plans	(682)	395	(2,055)
Share of other comprehensive loss of associate	0	0	(748)
Other comprehensive (loss) income, before tax	(38,540)	56,590	67,836
Income tax benefit (provision) related to items of other comprehensive income	4,548	(17,259)	(20,009)
Other comprehensive (loss) income	(33,992)	39,331	47,827
Total comprehensive income (loss)	230,215	(16,596)	147,631
Less: Total comprehensive income attributable to non-controlling interests	45,616	19,343	14,547
Less: Total comprehensive income attributable to redeemable non-controlling interests	7,457	0	0
Total comprehensive income (loss) attributable to IGT PLC	$ 177,142	$ (35,939)	$ 133,084